S000050481 [Member] Expense Example, No Redemption - S000050481 [Member] - C000159357 [Member]	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 16
Expense Example, No Redemption, 3 Years	52
Expense Example, No Redemption, 5 Years	90
Expense Example, No Redemption, 10 Years	$ 205